Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 1,115,006	$ 945,729	$ 900,044
Ireland
Segment Reporting Information [Line Items]
Net Revenue	171,977	88,869	128,790
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	338,537	348,492	292,567
U.S.
Segment Reporting Information [Line Items]
Net Revenue	471,700	393,957	381,196
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 132,792	$ 114,411	$ 97,491